Sanction proceedings	12 Months Ended
Dec. 31, 2017
Disclosure of sanction proceedings [Abstract]
Disclosure of sanction proceedings [Text Block]
Note 30 Sanction proceedings

On April 1, 2015, the SVS started an administrative proceeding against five Directors of the Company for allegedly not having provided to the market on a timely and truthful basis information which could be significant for making investment decisions. Such information mainly relates to the preliminary estimate of the impact on the Company’s financial statements of certain expenses paid by the Company between 2008 and 2014 and which might not qualify as expenses under current Chilean tax regulations because of the absence of supporting documentation.

On December 31, 2015, Sociedad Química y Minera de Chile S.A. informed the Financial Markets Commission (formerly the Superintendency of Securities and Insurance) that it had decided to penalize Patricio Contesse Fica, Julio Ponce Lerou, Juan Antonio Guzmán Molinari and Wolf von Appen Berhmann, all former directors of the Company, and Hernan Büchi Buc – a current director – for not having informed the market in a timely manner in March 2015 in the form of an essential event as directors of the Company at that time regarding the expenses SQM incurred during certain years for which the Company did not have sufficient supporting documentation or that could be considered expenses not necessary for producing income. This penalty, consisting of a fine of UF
1,000
for each person, can be appealed by the affected parties before the Financial Markets Commission (formerly the Superintendency of Securities and Insurance) or the courts of law.